Annual Total Returns - BLACKROCK LIFEPATH INDEX RETIREMENT FUND (Investor P) [BarChart] - Investor P - BLACKROCK LIFEPATH INDEX RETIREMENT FUND - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	8.89%
Annual Return 2013	7.41%
Annual Return 2014	5.47%
Annual Return 2015	(0.61%)
Annual Return 2016	5.59%
Annual Return 2017	10.41%
Annual Return 2018	(3.74%)
Annual Return 2019	15.52%
Annual Return 2020	11.90%